Accounts receivable - Summary of aging analysis of receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Aging Analysis Of Receivables [Line Items]
Accounts receivable, trade	$ 1,349	$ 801
Accounts receivable, other	929	703
Total	2,278	1,504
Less than 3 months
Disclosure Of Aging Analysis Of Receivables [Line Items]
Accounts receivable, trade	1,349	801
Accounts receivable, other	198	133
Total	1,547	934
3-6 months
Disclosure Of Aging Analysis Of Receivables [Line Items]
Accounts receivable, trade	0	0
Accounts receivable, other	33	31
Total	33	31
6-12 Months
Disclosure Of Aging Analysis Of Receivables [Line Items]
Accounts receivable, trade	0	0
Accounts receivable, other	698	539
Total	$ 698	$ 539